Other assets and other liabilities - Summary of Other Liabilities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2023	Apr. 01, 2022	Mar. 31, 2022	Apr. 01, 2021
Miscellaneous liabilities [abstract]
Contract liabilities	[1]	¥ 508,454	¥ 366,227	¥ 366,227	¥ 294,911
Accrued short-term employee benefits		395,110		347,023
Refund liabilities		197,836		197,791
Taxes payable other than income taxes		185,224		163,316
Accrued expenses		177,789		177,404
Future insurance policy benefits and other		162,091		153,006
Other long-term employee benefit obligations		64,684		15,030
Product warranties		26,167		28,606
Other		130,573		146,566
Total		1,847,928		1,594,969
Current liabilities		1,720,335		1,488,488
Non-current liabilities		¥ 127,593		¥ 106,481

[1]	Contract liabilities are included in the consolidated statements of financial position as “Other current liabilities” and “Other non-current liabilities.”